Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories, net [Abstract]
Crude oil	$ 1,958,572	$ 1,836,363
Fuels and petrochemicals	1,524,548	1,481,777
Materials for the production of goods	1,617,287	1,283,256
Current inventories	$ 5,100,407	$ 4,601,396